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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number: _________

  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Martin Investment Management, LLC
Address: 1007 Church Street, Suite 530
         Evanston, Illinois 60201

Form 13F File Number:  28-14087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Patrick A. Martin
Title: Managing Director
Phone: 847/424-9124

Signature, Place, and Date of Signing:

/s/ Patrick A. Martin           Evanston, Illinois            May 7, 2013

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  47

Form 13F Information Table Value Total:  326309
                                         (thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

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                           FORM 13F INFORMATION TABLE

Martin Investment Management, LLC
FORM 13F
All Accounts
   31-Mar-13

                                                                                                                 Voting Authority
                                                              Value    Shares/  Sh/  Put/  Invstmt   Other    ----------------------
Name of Issuer                 Title of class     CUSIP      (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers  Sole   Shared    None
------------------------------ --------------  ------------  --------  -------  ---  ----  -------  --------  -----  ------  -------
3M CO COM                      COM                88579Y101     12295   115653  SH         Sole               10330           105323
ABBOTT LABORATORIES            COM                002824100      6304   178487  SH         Sole               14855           163632
ABBVIE INC                     COM                00287Y109      5629   138041  SH         Sole               14810           123231
ACCENTURE PLC                  COM                G1151C101      4525    59561  SH         Sole                8080            51481
ADOBE SYSTEMS INC              COM                00724F101     11362   261124  SH         Sole               23515           237609
ALLSTATE CORP COM              COM                020002101       908    18500  SH         Sole                                18500
AMERICAN EXPRESS CO            COM                025816109      9929   147187  SH         Sole               15355           131832
APPLE INC                      COM                037833100     15083    34076  SH         Sole                2363            31713
BERKSHIRE HATHAWAY INC         COM                084670702     12857   123385  SH         Sole               10665           112720
BOC HONG KONG HOLDINGS LTD (HK COM                Y0920U103        33    10000  SH         Sole                                10000
CELGENE CORP                   COM                151020104     14197   122485  SH         Sole               10945           111540
CHEVRON CORP COM               COM                166764100      9272    78032  SH         Sole                8625            69407
CHUBB CORP COM                 COM                171232101       972    11100  SH         Sole                                11100
COLGATE-PALMOLIVE CO COM       COM                194162103     11397    96561  SH         Sole                8925            87636
COMCAST CORP CL A              COM                20030N101      1205    28700  SH         Sole                                28700
CVS CAREMARK CORP              COM                126650100       990    18000  SH         Sole                                18000
DARDEN RESTAURANTS INC COM     COM                237194105       837    16200  SH         Sole                                16200
DEVON ENERGY CORP NEW          COM                25179M103      6327   112147  SH         Sole               11820           100327
EBAY INC                       COM                278642103       802    14800  SH         Sole                                14800
EXXON MOBIL CORP               COM                30231G102     10345   114806  SH         Sole                9715           105091
FISERV INC COM                 COM                337738108     11603   132111  SH         Sole               11925           120186
FREEPORT-MCMORAN COPPER & GOLD COM                35671D857      2416    72982  SH         Sole                                72982
GOOGLE INC CL A                COM                38259P508     11829    14897  SH         Sole                1365            13532
HELMERICH & PAYNE INC COM      COM                423452101     11782   194108  SH         Sole               17145           176963
ICTC GROUP INC FRAC SHS        COM                EEK31F102         0    66000  SH         Sole                                66000
INTERNATIONAL BUSINESS MACHINE COM                459200101      7073    33160  SH         Sole                4680            28480
JOHNSON & JOHNSON COM USD1     COM                478160104     11855   145405  SH         Sole               12435           132970
KIMBERLY CLARK CORP            COM                494368103       508     5180  SH         Sole                                 5180
LABORATORY CORP AMER HLDGS     COM                50540R409      6974    77314  SH         Sole                3960            73354
LIFE TECHNOLOGIES CORP         COM                53217V109     10723   165906  SH         Sole               16955           148951
MASTERCARD INC-CLASS A         COM                57636Q104     16069    29695  SH         Sole                2336            27359
NATIONAL OILWELL VARCO COM STK COM                637071101      9717   137340  SH         Sole               13740           123600
NESTLE SA (CHF)                COM                H57312946       251     3475  SH         Sole                                 3475
NESTLE S A SPONSORED ADR REPST ADR                641069406      4379    60421  SH         Sole                8520            51901
NVIDIA CORP COM                COM                67066G104       424    33075  SH         Sole                                33075
OMNICOM GROUP INC COM          COM                681919106     11528   195721  SH         Sole               19170           176551
PPL CORP COM                   COM                69351T106       922    29450  SH         Sole                                29450
PRAXAIR INC                    COM                74005P104       580     5200  SH         Sole                                 5200
PROCTER & GAMBLE COM NPV       COM                742718109     11482   149000  SH         Sole               13055           135945
SCHLUMBERGER LTD               COM                806857108      3345    44666  SH         Sole                 160            44506
SINGAPORE TELECOMMUNICATIONS   COM                Y79985209        41    14000  SH         Sole                                14000
STRYKER CORP COM               COM                863667101     11536   176830  SH         Sole               16000           160830
THERMO FISHER CORP             COM                883556102     12599   164712  SH         Sole               13395           151317
UNITED TECHNOLOGIES CORP COM   COM                913017109     10139   108524  SH         Sole               11630            96894
VARIAN MEDICAL SYSTEMS INC     COM                92220P105     11491   159592  SH         Sole               13725           145867
VERISK ANALYTICS INC           COM                92345Y106     10838   175849  SH         Sole               15520           160329
VERIZON COMMUNICATIONS         COM                92343V104       938    19081  SH         Sole                                19081
REPORT SUMMARY                 47              DATA RECORDS    326309           0     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED